Segment Information - Schedule of Revenues by Market Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,492,761	$ 19,374,904	$ 510,624
EPI
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	732,578	10,552,059	96,799
Private Pay
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	384,192	349,083	268,821
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 375,991	$ 8,473,762	$ 145,004